SELECTED STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial income:
Foreign currency gains	$ 661	$ 1,294	$ 1,108
Derivatives	27	399	352
Tax refund	95	53	71
Interest on cash equivalents, short-term bank deposits and others	114	242	172
Total financial income	897	1,988	1,703
Financial expenses:
Bank charges	(77)	(71)	(74)
Interest on short-term loans	(18)	(98)	(98)
Interest on long-term loans	(66)	(120)	(148)
Foreign currency losses	(786)	(1,376)	(1,149)
Derivatives		(321)	(642)
Others		(108)	(12)
Total financial expenses	(947)	(2,094)	(2,123)
Financial income (expenses), net	$ (50)	$ (106)	$ (420)